Virtus Multi-Sector Fixed Income Series,

Virtus Strategic Allocation Series

and Virtus Capital Growth Series,

each a series of Virtus Variable Insurance Trust

Supplement dated June 2, 2011 to the Prospectuses

dated May 1, 2011

IMPORTANT NOTICE TO INVESTORS

Virtus Multi-Sector Fixed Income Series and Virtus Strategic Allocation Series

Effective June 2, 2011, Goodwin Capital Advisers, Inc. (“Goodwin”) is no longer the subadviser to the above-named series. Also effective on June 2, 2011, the portfolio managers at Goodwin responsible for the series, along with their support team, became employed by Virtus Investment Advisers, Inc. (“VIA”), the series’ investment adviser, thereby continuing management by the current portfolio management team.

No changes to the series’ principal investment strategies are being made. Also, the fees and expenses paid by the series remain unchanged.

Each of the above-named series’ summary and statutory prospectuses is hereby revised as described below.

•	The second sentence under “The Adviser and Subadviser” in the series’ summary prospectuses and in the summary sections of the series’ statutory prospectuses naming Goodwin as subadviser is deleted.

•

The disclosure in the second paragraph under “The Adviser” is revised to indicate that VIA also provides day-to-day management of the series. The description of Goodwin as subadviser to the series is deleted, as is the sentence describing services VIA provides to Goodwin for the municipal securities sector.

•	The caption “The Subadviser” and the associated description of Goodwin are deleted.

Virtus Multi-Sector Fixed Income Series only

•	The description of Mr. Albrycht under “Portfolio Manager” in the series’ summary prospectus and in the summary section of the series’ statutory prospectus is replaced with:

David L. Albrycht, CFA, Chief Investment Officer – Multi-Sector Fixed Income Strategies at VIA, is the manager of the series. Mr. Albrycht has managed the portfolio since 1998.

•	The disclosure under “Portfolio Management” on page 8 is replaced with the following:

David L. Albrycht, CFA. Mr. Albrycht is Chief Investment Officer – Multi-Sector Fixed Income Strategies at VIA (since June 2011). Mr. Albrycht has been Portfolio Manager of the fund since 1998. He is also the lead portfolio manager of three retail fixed income mutual funds (Virtus Multi-Sector Fixed Income Fund, Virtus Multi-Sector Short Term Bond Fund and Virtus Senior Floating Rate Fund) and the fixed income portion of Virtus Strategic Allocation Series. Until June 2011, he was Executive Managing Director (2008 to 2011) and Vice President (2005 to 2008), Fixed Income, of Goodwin Capital Advisers, Inc. (“Goodwin”). Previously, he was associated with VIA, at which time it was an affiliate of Goodwin. He managed fixed income portfolios for Goodwin affiliates since 1991.

Virtus Strategic Allocation Series only

•	The description of Mr. Albrycht under “Portfolio Manager” in the series’ summary prospectus and in the summary sections of the series’ statutory prospectus is replaced with:

David L. Albrycht, CFA, Chief Investment Officer – Multi-Sector Fixed Income Strategies at VIA, is the manager of the series. Mr. Albrycht has served as a portfolio manager for the series since 2007.

•	The disclosure under “Portfolio Management” on page 8 is replaced with the following:

David L. Albrycht, CFA. Mr. Albrycht is Chief Investment Officer – Multi-Sector Fixed Income Strategies at VIA (since June 2011). Mr. Albrycht has been Portfolio Manager of the fund since 2007. He is also the lead portfolio manager of three retail fixed income mutual funds (Virtus Multi-Sector Fixed Income Fund, Virtus Multi-Sector Short Term Bond Fund and Virtus Senior Floating Rate Fund) and Virtus Multi-Sector Fixed Income Series. Until June 2011, he was Executive Managing Director (2008 to 2011) and Vice President (2005 to 2008), Fixed Income, of Goodwin Capital Advisers, Inc. (“Goodwin”). Previously, he was associated with VIA, at which time it was an affiliate of Goodwin. He managed fixed income portfolios for Goodwin affiliates since 1991.

Virtus Capital Growth Series only

Effective June 2, 2011, SCM Advisors, LLC, subadviser to the above-named series, changed its name to Newfleet Asset Management, LLC. Accordingly, all references to SCM Advisors, LLC in the series’ summary prospectus and statutory prospectus are hereby changed to references to “Newfleet Asset Management, LLC” and all references to SCM Advisors are changed to references to “Newfleet.”

Investors should retain this supplement with the Prospectuses for future reference.

VVIT 8504&8507/GCAtoVIA (6/11)

Virtus Multi-Sector Fixed Income Series,

Virtus Strategic Allocation Series

and Virtus Capital Growth Series,

each a series of Virtus Variable Insurance Trust

Supplement dated June 2, 2011 to the

Statement of Additional Information (“SAI”) dated May 1, 2011

IMPORTANT NOTICE TO INVESTORS

Virtus Multi-Sector Fixed Income Series and Virtus Strategic Allocation Series

Effective June 2, 2011, Goodwin Capital Advisers, Inc. (“Goodwin”) is no longer the subadviser to the above-named series. Effective on June 2, 2011, the portfolio managers at Goodwin responsible for these series, along with their support team, became employed by Virtus Investment Advisers, Inc., the series’ investment adviser, thereby continuing management by the current portfolio management team.

No changes to the series’ principal investment strategies are being made. Also, the fees and expenses paid by the series remain unchanged.

The SAI is hereby revised as described below.

•	The table under “Other Accounts Managed by the Portfolio Manager” on page 34 is revised by adding the following information:

Portfolio Manager	Number of Other Accounts Managed; Assets Under Management
	Registered Investment Companies		Other Pooled Investment Vehicles	Other Accounts
David L. Albrycht	5: $	4.11 billion	None	None

•	The description of Goodwin Capital Advisers, Inc. under “The Subadvisers” on page 39 is deleted.

•

The disclosure under “Subadviser Compensation” on page 42 with respect to the Multi-Sector Fixed Income Series and Strategic Allocation Series (fixed income portion) is revised to reflect the following:

	2008	2009	2010
Multi-Sector Fixed Income Series[6]	$440,378	$387,273	$412,307
Strategic Allocation Series (fixed income portion)[7]	$213,828	$147,347	$145,733
[6]	Prior to June 2, 2011, Goodwin Capital Advisers, Inc. (“Goodwin”) managed this Series.

[7]	Prior to June 2, 2011, Goodwin managed the fixed income portion of this Series.

•	The reference to Goodwin in the “Non-Public Holdings Information” table on page 48 is deleted.

Virtus Capital Growth Series only

Effective June 2, 2011, SCM Advisors, LLC, subadviser to the above-named series, changed its name to Newfleet Asset Management, LLC. Accordingly, all references to SCM Advisors, LLC in the series’ SAI are hereby changed to references to “Newfleet Asset Management, LLC” and all references to SCM Advisors are changed to references to “Newfleet.”

Investors should retain this supplement with the SAI for future reference.

VVIT SAI/GCAtoVIA (6/11)